Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2025
Investments in Associates and Joint Ventures
Investments in Associates and Joint Ventures
10.	Investments in Associates and Joint Ventures

At December 31, 2025 and 2024, the Group had the following investments in associates and joint ventures accounted for by the equity method:

	Ownership as of
	December 31,
	2025	2024	2025		2024
Associates:
TelevisaUnivision and subsidiaries	43.2%	43.0%	Ps.	40,694,190	Ps.	43,220,986
Other				45,698		63,658
Joint ventures:
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries (collectively “GTAC”) (1)	33.3%	33.3%		956,508		952,721
Periódico Digital Sendero, S.A.P.I. de C.V. and subsidiary (collectively, “PDS”) (2)	50.0%	50.0%		203,694		199,332
			Ps.	41,900,090	Ps.	44,436,697

(1)	GTAC was granted a 20-year contract for the lease of a pair of dark fiber wires held by the Mexican Federal Electricity Commission and a concession to operate a public telecommunications network in Mexico with an expiration date in 2030. GTAC is a joint venture in which a subsidiary of the Company, a subsidiary of Grupo de Telecomunicaciones Mexicanas, S.A. de C.V. and a subsidiary of Megacable, S.A. de C.V., have an equal equity participation of 33.3%. A subsidiary of the Company entered into long-term loans to provide financing to GTAC for an aggregate principal amount of Ps.1,614,040, with an annual interest of the Mexican Interbank Interest Rate (“Tasa de Interés Interbancaria de Equilibrio” or “TIIE”) plus 200 basis points computed on a monthly basis and payable on an annual basis or at dates agreed by the parties. Under the terms of these long-term loans, principal amounts can be prepaid at dates agreed by the parties before their maturities between 2026 and 2034. During the years ended December 31, 2025 and 2024, GTAC paid principal and interest to the Group in connection with these long-term loans in the aggregate principal amount of Ps.184,495 and Ps.183,031, respectively. The net investment in GTAC as of December 31, 2025 and 2024, included amounts receivable in connection with these long-term loans to GTAC in the aggregate amount of Ps.1,030,233 and Ps.1,024,371, respectively. These amounts receivable are in substance a part of the Group’s net investment in this investee (see Note 15).
(2)	The Group accounts for its investment in PDS under the equity method, due to its 50% interest in this joint venture. As of December 31, 2025 and 2024, the Group’s investment in PDS included intangible assets and goodwill in the aggregate amount of Ps.113,837.

TelevisaUnivision

The Group accounts for its investment in common stock of TelevisaUnivision, the parent company of Univision Communications Inc. (“Univision”), under the equity method due to the Group’s ability to exercise significant influence, as defined under IFRS Accounting Standards, over TelevisaUnivision operations. The Group has the ability to exercise significant influence over the operating and financial policies of TelevisaUnivision because (i) it owned 9,291,000 and 9,290,999 Class A Common Stock shares of TelevisaUnivision as of December 31, 2025 and 2024, respectively, and 750,000 Series B Preferred Stock shares of TelevisaUnivision as of December 31, 2025 and 2024, respectively, representing 43.2% and 43.0% of the outstanding common and preferred shares of TelevisaUnivision on an as-converted basis (excluding unvested and/or unsettled stock, restricted stock units and options of TelevisaUnivision), respectively, and 42.9% and 44.0% of the outstanding voting common shares of TelevisaUnivision, respectively; and (ii) it has designated three members of the Board of Directors of TelevisaUnivision, one of which serves as the Chairman. The Chairman does not presently have a tie-breaking vote or other similar power in connection with any decisions of the Board. The governing documents of TelevisaUnivision provide for an 11-member Board of Directors; however, the Board of Directors currently consists of nine members, and the Group has the right to appoint two additional members.

The Series B Preferred Stock shares of TelevisaUnivision, with an annual preferred dividend of 5.5% payable on a quarterly basis, are entitled or permitted to vote on any matter required or permitted to be voted upon by the stockholders of TelevisaUnivision. The investment in Series B Preferred Stock shares of TelevisaUnivision has been classified by the Group as investments in associates and joint ventures because this investment has in substance potential voting rights and gives access to the returns associated with an ownership in TelevisaUnivision. In connection with this investment, the Group received from TelevisaUnivision a preferred dividend in cash in the aggregate amount of U.S.$41.3 million (Ps.780,077), U.S.$41.3 million (Ps.777,838) and U.S.$41.3 million (Ps.716,905) for the years ended December 31, 2025, 2024 and 2023, respectively, which was accounted for in share of income or loss of associates in the Group’s consolidated statement of income or loss for those years.

In November 2025, a subsidiary of the Company made a capital contribution in cash to TelevisaUnivision in the aggregate amount of U.S.$89.8 million (Ps.1,671,501), which was recognized as additional paid-in capital by TelevisaUnivision in accordance with an agreement entered into by the parties. This capital contribution was made by the Group in support of TelevisaUnivision’s strategy and financial profile, in conjunction with the relevance of TelevisaUnivision as a strategic Group asset with long-term growth potential. In connection with this capital contribution, the Group received one share of Class A Common Stock, at its par value, which was issued by TelevisaUnivision. As a result of the Group’s interest on this capital contribution, the Group recognized a share of loss in TelevisaUnivision in the amount of U.S.$51.0 million (Ps.949,699) for the year ended December 31, 2025.

The Group also recognized a dilution gain or loss in its investment in capital stock of TelevisaUnivision for the years ended December 31, 2025, 2024 and 2023, resulting from a change in its share in TelevisaUnivision from 43.0% to 43.2%, from 43.7% to 43.0%, and from 44.4% to 43.7%, respectively, on an as-converted basis (excluding unvested and/or unsettled stock, restricted stock units and options of TelevisaUnivision).

A roll forward of investments in associates and joint ventures for the years ended December 31, 2025 and 2024, is presented as follows:

	2025		2024
At January 1	Ps.	44,436,697	Ps.	43,427,638
Share of loss of associates and joint ventures, net		(1,868,198)		(960,415)
Share of other comprehensive income (loss) of associates		3,905,450		(7,061,676)
Long-term loans granted to GTAC, net		86,142		128,881
Foreign currency translation adjustments		(6,227,452)		8,946,557
Capital contribution to TelevisaUnivision		1,671,501		—
GTAC payments of principal and interest		(184,495)		(183,031)
Dividends from PDS		(5,000)		(10,000)
Other		85,445		148,743
At December 31	Ps.	41,900,090	Ps.	44,436,697

IFRS Accounting Standards Summarized Financial Information of TelevisaUnivision

IFRS Accounting Standards summarized financial information of TelevisaUnivision as of December 31, 2025 and 2024, respectively (amounts in thousands of U.S. dollars):

	2025		2024
Current assets (include cash and cash equivalents for U.S.$439,500 and U.S.$329,800, respectively)	U.S.$	2,921,100	U.S.$	2,616,600
Non-current assets		13,440,900		13,160,000
Total assets		16,362,000		15,776,600
Current liabilities (include debt and financial liabilities for U.S.$270,400 and U.S.$240,800, respectively)		1,594,200		1,450,900
Non-current liabilities (include debt and financial liabilities for U.S.$9,386,800 and U.S.$9,314,500 respectively)		12,118,900		12,100,700
Total liabilities		13,713,100		13,551,600
Total net assets	U.S.$	2,648,900	U.S.$	2,225,000

The table below reconciles the summarized financial information of TelevisaUnivision to the carrying amount of the Group’s interest TelevisaUnivision as of December 31, 2025 and 2024, respectively (amounts in thousands of U.S. dollars):

	2025		2024
Ownership as of December 31		43.2%		43.0%
Group’s share of net assets	U.S.$	1,143,371	U.S.$	955,705
Group’s share of net assets	Ps.	20,599,548	Ps.	19,944,707
Goodwill and other indefinite-lived intangible assets		6,582,267		7,624,454
Group’s investment in preferred shares		13,512,375		15,651,825
Carrying amount of the Group´s interest in TelevisaUnivision	Ps.	40,694,190	Ps.	43,220,986

IFRS Accounting Standards summarized financial information of TelevisaUnivision for the years ended December 31, 2025, 2024 and 2023 (amounts in thousands of U.S. dollars):

	2025		2024		2023
Revenue	U.S.$	4,827,200	U.S.$	5,055,500	U.S.$	4,928,000
Depreciation and amortization		531,900		551,600		570,700
Finance income		26,400		212,200		100,300
Finance expense		863,500		791,600		752,400
Loss from continuing operations		(183,700)		(62,500)		(513,000)
Income tax (benefit) expense		38,700		(31,400)		(129,200)
Net loss		(145,000)		(93,900)		(642,200)
Other comprehensive income (loss)		469,300		(883,900)		535,400
Total comprehensive income (loss)		324,300		(977,800)		(106,800)
Preferred dividends received from TelevisaUnivision		41,250		41,250		41,250

The table below reconciles the summarized financial information of TelevisaUnivision to the carrying amount of the Group´s interest in TelevisaUnivision for the years ended December 31, 2025, 2024 and 2023 (amounts in thousands of U.S. dollars):

	2025		2024		2023
Net loss	U.S.$	(62,568)	U.S.$	(40,333)	U.S.$	(280,533)
Other comprehensive income (loss)		202,569		(379,662)		233,880

Net loss	Ps.	(1,127,613)	Ps.	(838,874)	Ps.	(4,940,904)
Other comprehensive income (loss)		3,905,473		(7,061,645)		4,278,446
Purchase price allocation and other adjustments:
Net income (loss) adjustments		200,993		(151,397)		128,148
Share of loss on capital contribution to TelevisaUnivision		(949,699)		—		—
Group’s interest in TelevisaUnivision:
Net loss		(1,876,319)		(990,271)		(4,812,756)
Other comprehensive income (loss)		3,905,473		(7,061,645)		4,278,446

Combined condensed balance sheet information related to the Group’s share in associates other than TelevisaUnivision as of December 31, 2025 and 2024, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2025		2024
Current assets	Ps.	18,141	Ps.	17,847
Non-current assets		39,774		43,983
Total assets		57,915		61,830
Current liabilities		14,515		13,849
Non-current liabilities		20,704		26,095
Total liabilities		35,219		39,944
Net assets	Ps.	22,696	Ps.	21,886
Goodwill, purchase price allocation and other adjustments		23,002		41,772
Carrying amount of the Group’s interest in associates	Ps.	45,698	Ps.	63,658

Combined condensed balance sheet information related to the Group’s share in joint ventures as of December 31, 2025 and 2024, including adjustments made by the Group when using the equity method, such as fair value adjustments made at the time of acquisition, is set forth below:

	2025		2024
Current assets	Ps.	178,732	Ps.	175,520
Non-current assets		1,075,367		1,065,472
Total assets		1,254,099		1,240,992
Current liabilities		85,406		56,799
Non-current liabilities		1,152,561		1,170,348
Total liabilities		1,237,967		1,227,147
Net assets	Ps.	16,132	Ps.	13,845
Goodwill, purchase price allocation and other adjustments		113,837		113,837
Long-term loans granted to GTAC, net		1,030,233		1,024,371
Carrying amount of the Group´s interest in joint ventures	Ps.	1,160,202	Ps.	1,152,053

The Group recognized its share of comprehensive income of associates and joint ventures other than TelevisaUnivision for the years ended December 31, 2025, 2024 and 2023, as follows:

	2025		2024		2023
Share of income of associates and joint ventures, net	Ps.	8,121	Ps.	29,856	Ps.	9,223
Share of other comprehensive income of associates and joint ventures:
Other items of comprehensive (loss) income, net		(23)		(31)		85
		(23)		(31)		85
Share of comprehensive income of associates and joint ventures	Ps.	8,098	Ps.	29,825	Ps.	9,308